Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - July | FT Vest U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	17.73%	21.23%	(6.38%)	11.02%